Financial Risk Management (Details) - Schedule of foreign currency - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Chilean Pesos [Member]
Financial Risk Management (Details) - Schedule of foreign currency [Line Items]
Assets	S/ 37,652,361	S/ 40,869,086
Liabilities	97,540,055	74,151,415
Colombian Pesos [Member]
Financial Risk Management (Details) - Schedule of foreign currency [Line Items]
Assets	63,774,095	113,350,078
Liabilities	S/ 33,770,395	S/ 54,581,654